Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of subsidiaries [line items]
Investments in subsidiaries		$ 1,818,559	$ 2,252,519
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 668,549,353	$ 795,973,974
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cobranzas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 8,300	$ 7,700
Proportion of ownership interest in subsidiary	83.00%	77.00%
Galicia Administradora de Fondos S.A [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 20,000	$ 20,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 71,310	$ 71,310
Proportion of ownership interest in subsidiary	99.99%	99.99%
Galicia Retiro Compania de Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 7,727,271	$ 7,727,271
Proportion of ownership interest in subsidiary	99.99%	99.99%
Galicia Seguros S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,830,883	$ 1,830,883
Proportion of ownership interest in subsidiary	99.99%	99.99%
Galicia Valores S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,000,000	$ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Warrants S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 1,000,000	$ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Financial Trust Galtrust I [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Financial Trust Saturno Creditos [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Net Investment S.A. (in Liquidation) [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries		$ 12,000
Proportion of ownership interest in subsidiary		100.00%
Ondara S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 13,636,990	$ 12,709,967
Proportion of ownership interest in subsidiary	83.85%	78.15%
Sudamericana Holding S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 185,653	$ 185,653
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarjeta Naranja S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 2,344	$ 2,174
Proportion of ownership interest in subsidiary	83.00%	77.00%
Tarjetas Regionales S.A. [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 894,552,668	$ 829,886,212
Proportion of ownership interest in subsidiary	83.00%	77.00%